Basic and diluted loss per share	12 Months Ended
Dec. 31, 2020
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Basic and diluted loss per share
18. Basic and diluted loss per share
Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of issued and outstanding ordinary shares during the year.
The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share attributable to ordinary stockholders as the effect of including them would be antidilutive.
Potentially dilutive shares that were not included in the diluted per share calculations because they would be anti-dilutive were:

	December 31, 2020	December 31, 2019	December 31, 2018
	€	€	€
Series A preferred shares	5,242,850	5,242,850	5,242,850
Series B preferred shares	7,650,147	3,003,391	—
Series C preferred shares	5,826,279	—	—
Basic and diluted loss per share

	December 31, 2020	December 31, 2019	December 31, 2018
	€	€	€
Loss attributable to equity holders of the Company	(25,985,704)	(8,027,162)	(4,313,914)
Weighted average number of ordinary shares outstanding	4,850,000	4,850,000	4,850,000
Basic and diluted loss per share	(5.36)	(1.66)	(0.89)